EQUITY METHOD INVESTMENTS - Additional Information (Details)	1 Months Ended			3 Months Ended	12 Months Ended
	Apr. 30, 2016 USD ($) $ / shares shares	Mar. 31, 2016 USD ($)	Feb. 29, 2016 joint_venture_partner	Mar. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) joint_venture_partner	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Apr. 30, 2016 $ / shares	Jan. 31, 2016	Mar. 31, 2015 USD ($)	Feb. 28, 2015 USD ($)	Oct. 07, 2014 $ / shares
Schedule of Equity Method Investments [Line Items]
Dividends received from equity method investees					$ 7,600,000	$ 300,000	$ 100,000
Share price (in SGD per share) | $ / shares												$ 7.85
Gain on purchase					0	24,000	0
Impairment loss					0	2,142,000	$ 4,600,000
Equity method investments					2,287,000	4,224,000				$ 11,346,000
Golden Opus Inc. [Member]
Schedule of Equity Method Investments [Line Items]
Dividends received from equity method investees					$ 7,300,000	$ 0
Number of joint venture partners | joint_venture_partner					2
Percentage of loan facility						50.00%
Ownership percentage					50.00%	50.00%	50.00%
Equity contribution		$ 800,000			$ 1,000,000	$ 750,000
Impairment loss				$ 2,200,000	0	2,142,000	$ 4,600,000
Carrying value		5,300,000		5,300,000			9,600,000
Fair value of equity method investments		$ 3,100,000		$ 3,100,000			5,000,000
Equity method investments					45,000	2,872,000	4,958,000
Seateam Management Pte Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Dividends received from equity method investees					$ 257,000	$ 256,000
Shares acquired | shares	5,156
Share price (in SGD per share) | $ / shares								$ 1
Ownership percentage		21.25%		21.25%	22.19%	22.19%		22.19%
Net asset value (in dollars per share) | $ / shares	$ 5.47
Gain on purchase	$ 24,000
Equity contribution					$ 0	$ 0
Impairment loss						0
Equity method investments					794,000	731,000	497,000
Capesize Chartering Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Dividends received from equity method investees					$ 0	$ 0
Number of joint venture partners | joint_venture_partner			4
Ownership percentage			20.00%		25.00%	25.00%			20.00%	20.00%	20.00%
Equity contribution					$ 0	$ 0
Impairment loss						0
Equity method investments					$ 0	0	0				$ 0
Golden Opus Inc. [Member] | Senior Notes [Member]
Schedule of Equity Method Investments [Line Items]
Principal amount						$ 22,000,000	$ 22,000,000